Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP, 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions not corrected 1	$ 2,602,701	$ 2,328,107	$ 0
Contributions corrected outside VFCP	0	0	2,845,669
Contributions pending correction in VFCP	0	0	0
Total fully corrected under VFCP and PTE 2002-51	$ 0	$ 0	$ 0